Employee Benefit Plans	12 Months Ended
Jun. 30, 2021
Employee Benefit Plans
Employee Benefit Plans

9. Employee Benefit Plans

The Company has a 401(k) profit sharing plan covering all its employees, which provides for voluntary employee salary contributions not to exceed the statutory limitations provided by the Internal Revenue Code. The plan provides for Company matching contribution equal to 100% of employee’s deferral up to 3% of pay, plus 50% of employee’s deferral over 3% of pay up to 5%. Total matching contributions amounted to $90,700 and $84,100 for the years ended June 30, 2021 and 2020, respectively.